Long-term Bank Debt, current and non-current	6 Months Ended
Jun. 30, 2015
Long Term Bank Debt [Abstract]
Long-term bank debt

5.       Long-Term Bank Debt, Current and Non-Current

The amounts of long-term bank debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2015	Current	Non-current	December 31, 2014	Current	Non-current
Royal Bank of Scotland - Credit facility	$98,700	$6,000	$92,700	$98,700	$6,000	$92,700
less unamortized deferred financing costs	(305)	(196)	(109)	(402)	(196)	(206)
Total bank debt, net of unamortized deferred financing costs	$98,395	$5,804	$92,591	$98,298	$5,804	$92,494

The Royal Bank of Scotland plc.: On December 16, 2011, the Company entered into a revolving credit facility with the Royal Bank of Scotland plc (“RBS”), where the lenders have agreed to make available to it a revolving credit facility of up to $100,000 in order to refinance part of the acquisition cost of the vessels m/v “Sagitta” and m/v “Centaurus” and finance part of the acquisition costs of additional containerships (“Additional Ships”). An aggregate amount of $98,700 has been drawn down under the credit facility, which remains outstanding as at June 30, 2015. The Company paid up to October 31, 2013 commitment commissions of 0.99% per annum on the available commitment. As at June 30, 2015, the Company does not have any remaining borrowing capacity under the revolving credit facility.

The facility will be available for five years with the maximum available amount (the “Available Facility Limit”) reducing based on the age of the financed vessels and being assessed on a yearly basis, as well as, at the date on which the age of any Additional Ship exceeds the 20 years. In the event that the amounts outstanding at that time exceed the revised Available Facility Limit the Company shall repay such part of the loan that exceeds the Available Facility Limit. Based on the current age of the financed vessels, an amount of $6,000 is repayable in August 2015 and is included in Current portion of long-term bank debt, net of unamortized deferred financing costs in the accompanying consolidated balance sheets, and the remaining $92,700 is repayable at the end of the availability period in January 2017 and is included in Long-term portion of bank debt, net of unamortized deferred financing costs in the accompanying consolidated balance sheets.

The credit facility provided up to June 1, 2013 (see below) for interest at Libor plus a margin of 2.75% per annum and is secured by first priority mortgages over certain vessels of the fleet, general assignments of earnings, insurances and requisition compensation, minimum insurance coverage, specific assignments of any charters exceeding durations of twelve months, pledge of shares of the guarantors which will be the ship-owning companies of the mortgaged vessels, manager's undertakings and minimum security value depending on the average age of the mortgaged vessels. The credit facility also includes restrictions as to changes in certain shareholdings, management and employment of vessels, and requires minimum cash of 10% of the drawings under the revolving facility, but not less than $5,000, to be deposited by the borrower with the lenders. Furthermore, the financial covenants require that the Company maintains minimum ratios of consolidated net debt to market adjusted assets, EBITDA to interest costs, minimum contracted employment and forward looking operating net cash flows to forward looking interest costs. Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.

In 2013 and 2014, the Company entered into various supplemental agreements with the Royal Bank of Scotland plc. The amendments mainly provided for an increased margin of 3.10% per annum, effective June 1, 2013, for security interest on the minimum cash held by the borrower in favour of the lenders and for changes in the definitions of certain financial covenants. In addition, the Company was required to provide additional vessels as collateral to secure the facility and was restricted from providing any security interest over the Company's assets in favour of DSI.

As of June 30, 2015, the Company was not in compliance with the required covenant for the minimum required security cover (hull cover ratio), the breach of which indicated that, to rectify the shortfall, the Company would have to repay to RBS an amount of $8,521, or provide additional security. However, the lenders waived their right to request prepayment or provision of additional security and agreed to reassess the compliance with the covenant not earlier than August 31, 2015. Furthermore, subsequent to June 30, 2015, the Company accepted an Offer Letter from RBS to re-finance the existing facility (Note 11).

During the six months ended June 30, 2015 and 2014, total interest incurred on long-term bank debt, amounted to $1,626 and $1,640, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of income.